Fair Value Measurements	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
22. Fair Value Measurements

Financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of the significant inputs to the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
•	Level 3: unobservable inputs for the assets or liabilities.

The Company does not have any financial instruments measured using Level 3 inputs. The carrying amounts of cash, amounts receivable from its sub-lease of 285 Kesmark Street (Note 9), accounts payable and accrued liabilities, convertible debentures, promissory note and acquisition obligation are considered to be a reasonable approximation of fair value because of the short-term maturity of these instruments.